TD Auto Finance LLC	Distribution Date: 08-Nov-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	14
Distribution Date	08-Nov-11
Record Date	07-Nov-11

Dates Covered	From and Including	To and Including
Collections Period	01-Oct-11	31-Oct-11
Accrual Period	11-Oct-11	07-Nov-11
30/360 Days	30
Actual/360 Days	28

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance — Beginning of Period	111,646	$1,037,166,116.41
Collections of Installment Principal		42,002,167.71
Collections Attributable to Full Payoffs		21,323,709.65
Principal Amount of Repurchases		14,952.35
Principal Amount of Gross Losses		3,065,381.97

Pool Balance — End of Period(EOP)	108,315	$970,759,904.73

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	46.21%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	112.134%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,565,840.99	Trigger	Compliance?
Net Credit Loss Percentage	1.061%	8.00%	Yes
Cumulative Net Credit Losses	$22,280,685.44
Cumulative Recovery Ratio	50.287%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$20,759,729.17	2.139%	1,991
61-90 Days Delinquent	2,157,982.92	0.222%	183
91-120 Days Delinquent	608,235.27	0.063%	51
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	2,512,484.11	0.259%	207

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,278,702.30
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.57150%

	Current Month	Prior Month
Weighted Average A.P.R.	7.345%	7.333%
Weighted Average Remaining Term (months)	25.78	26.61
Weighted Average Seasoning (months)	43.28	42.34

TD Auto Finance LLC	Distribution Date: 08-Nov-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$42,002,167.71
Collections Attributable to Full Payoffs		21,323,709.65
Principal Amount of Repurchases		14,952.35
Recoveries on Loss Accounts		1,499,540.98
Collections of Interest		6,297,157.80
Investment Earnings		439.54
Reserve Account Draw		0.00

Total Sources		$71,137,968.03

Cash Uses
Servicer Fee		$864,305.10
Backup Servicer Fee		8,643.05
A Note Interest		437,397.03
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		66,406,211.68
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		2,852,057.14

Total Cash Uses		$71,137,968.03

Administrative Payment
Total Principal and Interest Sources		$71,137,968.03
Investment Earnings in Trust Account		(439.54)
Daily Collections Remitted		(71,137,528.49)
Reserve Account Draw		0.00
Servicer Fee		(864,305.10)
Distribution to Class E Noteholders		(2,852,057.14)

Payment Due to/(from) Trust Account		($3,716,362.24)

O/C Release (Prospectus pg S42)

Pool Balance		$970,759,904.73

Total Securities		$865,717,878.96

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$2,852,057.14
Current Net Credit Loss Percentage		1.061%

	Required O/C

If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Nov-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	340,124,090.64	273,717,878.96	380.1637208	66,406,211.68	92.2308496	195,571.35	0.2716269
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$932,124,090.64	$865,717,878.96		$66,406,211.68		$1,006,751.06

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 28

Manager	01-Nov-11
(248) 427-2557	Date